Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Financial Instruments
10.	Derivative Financial Instruments

The Company entered into two variable-to-fixed interest rate swap agreements as a strategy to manage the floating rate risk on the Term Loan borrowings under the Credit Agreement. The two agreements fixed the interest rate on a notional amount of $73.0 million of borrowings at 3.878% for the period beginning June 27, 2011 and terminating May 14, 2013. The notional amount of the swap agreements decreased correspondingly with amortization of the Term Loan under the Existing Credit Agreement. We did not apply hedge accounting to the agreements and, accordingly, mark-to-market change in the fair value of the interest rate swaps were recognized in earnings. As of December 31, 2012, the fair value of the interest rate swap was a liability of less than $0.1 million and was recorded in accrued liabilities in our consolidated balance sheets. There was no impact to the quarter ended September 30, 2013, as the swap agreement expired during the 2013 second quarter.

Note 7 — Derivative Financial Instruments

The Company entered into two variable-to-fixed interest rate swap agreements as a strategy to manage the floating rate risk on the Term Loan borrowings under the Credit Agreement. The two agreements fix the interest rate on a notional amount of $73.0 million of borrowings at 3.878% for the period beginning June 27, 2011 and terminating May 14, 2013. The notional amount of the swap agreements decrease correspondingly with amortization of the Term Loan. We will not apply hedge accounting to the agreements and, accordingly, mark-to-market change in the fair value of the interest rate swaps are recognized in earnings. As of December 31, 2012, the fair value of the interest rate swap was a liability of $0.1 million and is recorded in accrued liabilities in our consolidated balance sheets. For the year ended December 31, 2012, the Company recognized in earnings a $0.1 million loss relating to these contracts.